Expense Example	Mar. 31, 2024 USD ($)
Schwab Ariel ESG ETF | Schwab Ariel ESG ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381